Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 276,714	$ 262,347	$ 210,351
Point in Time
Disaggregation of Revenue [Line Items]
Revenue	124,956	135,347	123,180
Over Time
Disaggregation of Revenue [Line Items]
Revenue	151,758	127,000	87,171
Hardware
Disaggregation of Revenue [Line Items]
Revenue	103,391	114,410	105,014
Hardware | Point in Time
Disaggregation of Revenue [Line Items]
Revenue	103,391	114,410	105,014
Hardware | Over Time
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Subscription service
Disaggregation of Revenue [Line Items]
Revenue	122,597	97,499	62,649
Subscription service | Point in Time
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Subscription service | Over Time
Disaggregation of Revenue [Line Items]
Revenue	122,597	97,499	62,649
Professional service
Disaggregation of Revenue [Line Items]
Revenue	50,726	50,438	42,688
Professional service | Point in Time
Disaggregation of Revenue [Line Items]
Revenue	21,565	20,937	18,166
Professional service | Over Time
Disaggregation of Revenue [Line Items]
Revenue	$ 29,161	$ 29,501	$ 24,522